SHARE-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 108,571	$ 174,832	$ 204,945
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	11,319	1,134	1,803
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	30,662	53,850	56,609
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 66,590	$ 119,848	$ 146,533